Business Combinations - Summary of Acquiree (Detail)		1 Months Ended
	Oct. 01, 2018	Apr. 30, 2018
Id Quantique SA [member]
Disclosure of detailed information about business combination [line items]
Corporate name		id Quantique SA
Location		3, CHEMIN DE LA MARBRERIE, 1227 CAROUGE, SWITZERLAND
CEO		Gregoire Ribordy
Industry		Quantum information and communications industry
Life and Security Holdings Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Corporate name	Life & Security Holdings Co., Ltd.
Location	323, Incheon tower-daero, Yeonsu-gu, Incheon, Korea
CEO	Yoo, Yeongsang
Industry	Holding company of subsidiaries primarily in security business